Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and our other NEOs (“Non-PEO NEOs”) and our performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay-for-performance philosophy and how we structure our executive compensation to drive and reward performance, refer to “Executive Compensation  — Compensation Discussion and Analysis.” The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs; these amounts reflect the Summary Compensation Table total with certain adjustments as described in the following table and footnotes.
Year	Summary Compensation Table Total for PEO ($) (Bhusri)(1)	Compensation Actually Paid to PEO ($) (Bhusri)(4)(5)	Summary Compensation Table Total for PEO ($) (Eschenbach)(2)	Compensation Actually Paid to PEO ($) (Eschenbach)(4)(6)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)(7)	Value of Initial Fixed $100 Investment Based On:(8)		Net Income ($ millions)(9)	Adjusted Subscription Revenue ($ millions)(10)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
(a)	(b)(1)	(c)(1)	(b)(2)	(c)(2)	(d)	(e)	(f)	(g)	(h)	(i)
FY24	31,181,565	55,478,130	2,521,664	83,532,656	17,598,668	26,543,948	158	179	1,381	6.61
FY23	17,297,412	9,397,020	102,685,309	109,947,072	10,404,679	3,826,484	98	119	(367)	5.58
FY22	18,431,406	19,634,025	—	—	9,768,972	11,928,801	137	146	29	4.55
FY21	2,693,925	5,713,506	—	—	10,037,001	17,263,222	123	132	(282)	3.79

(1)
Aneel Bhusri served as our Co-Chief Executive Officer from August 2020 through January 2024, the end of our fiscal 2024, and currently serves as our Executive Chair.

(2)
Carl Eschenbach served as our Co-Chief Executive Officer from December 20, 2022 through January 2024 and currently serves as our sole Chief Executive Officer.

(3)
The individuals comprising the Non-PEO NEOs for each year are listed below:

FY24	FY23	FY22	FY21
James J. Bozzini	James J. Bozzini	James J. Bozzini	James J. Bozzini
Sayan Chakraborty	Barbara A. Larson	Douglas A. Robinson	Richard H. Sauer
Barbara A. Larson	Douglas A. Robinson	Richard H. Sauer	Robynne D. Sisco
Douglas A. Robinson	Richard H. Sauer	Robynne D. Sisco
Zane Rowe

(4)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as required by Item 402(v) of Regulation S-K, as set forth in the tables below. The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns has been estimated pursuant to the guidance in ASC Topic 718. The fair values of RSU awards that are subject to solely service-based vesting criteria are calculated using the closing price of our Class A common stock on applicable year-end dates, or, in the case of vesting dates, the closing price on the date prior to the applicable vesting dates.

(5)
Compensation Actually Paid to Mr. Bhusri for fiscal 2024 reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

FY24
Total Reported in Summary Compensation Table (SCT)($)	31,181,565
Less, value of Stock Awards reported in SCT	28,122,189
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	44,758,998
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	5,968,473
Plus, FMV of Awards Granted this Year and that Vested this Year	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	1,691,283
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—
Total Adjustments	52,418,754
Compensation Actually Paid	55,478,130

(6)
Compensation Actually Paid to Mr. Eschenbach for fiscal 2024 reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

FY24
Total Reported in Summary Compensation Table (SCT)($)	2,521,664
Less, value of Stock Awards reported in SCT(i)	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding(i)	—
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding(ii)	69,264,018
Plus, FMV of Awards Granted this Year and that Vested this Year	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year(iii)	11,746,974
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—
Total Adjustments	81,010,992
Compensation Actually Paid	83,532,656

(i)
Mr. Eschenbach was not eligible for equity awards in fiscal 2024.

(ii)
Reflects Mr. Eschenbach’s unvested time-based RSUs, unearned portions of the PVU award that remain eligible for achievement and earned portion of the PSU award that remain subject to on-going time based vesting. The change in fair value for the unearned portion of the PVU award is computed in accordance with ASC Topic 718 using the Monte Carlo simulation model, including updated input variables for such model, as of January 31, 2024. The amount does not reflect the actual economic value that may ultimately be realized by Mr. Eschenbach.

(iii)
Reflects Mr. Eschenbach’s time-based RSUs that vested during fiscal 2024 and earned portions of the PVU award that also became time-vested during fiscal 2024. The amount does not reflect the actual economic value that may ultimately be realized by Mr. Eschenbach.

(7)
The average Compensation Actually Paid to the Non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

FY24
Total Reported in Summary Compensation Table (SCT)($)	17,598,668
Less, value of Stock Awards reported in SCT	16,752,967
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	19,750,497
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	3,600,227
Plus, FMV of Awards Granted this Year and that Vested this Year	983,488
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	1,364,035
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—
Total Adjustments	25,698,247
Compensation Actually Paid	26,543,948

(8)
The Peer Group TSR set forth in this table utilizes the S&P 1500 Application Software Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2024. The comparison assumes $100 was invested for the period starting January 31, 2020, through the end of the listed year in Workday Class A common stock and in the S&P 1500 Application Software Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(9)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable fiscal year.

(10)
We determined adjusted subscription revenue to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2024. Subscription revenue primarily consist of fees that give our customers access to our cloud applications, which include related customer support. Subscription revenue are recognized over time as services are delivered and consumed concurrently over the contractual term, beginning on the date our service is made available to the customer. adjusted subscription revenue is subscription revenue adjusted for the impact of foreign currency rate fluctuations and certain acquisitions. See Appendix B for a reconciliation of GAAP subscription revenue to adjusted subscription revenue.

Company Selected Measure Name	Adjusted Subscription Revenue
Named Executive Officers, Footnote
(1)
Aneel Bhusri served as our Co-Chief Executive Officer from August 2020 through January 2024, the end of our fiscal 2024, and currently serves as our Executive Chair.

(2)
Carl Eschenbach served as our Co-Chief Executive Officer from December 20, 2022 through January 2024 and currently serves as our sole Chief Executive Officer.

(3)
The individuals comprising the Non-PEO NEOs for each year are listed below:

FY24	FY23	FY22	FY21
James J. Bozzini	James J. Bozzini	James J. Bozzini	James J. Bozzini
Sayan Chakraborty	Barbara A. Larson	Douglas A. Robinson	Richard H. Sauer
Barbara A. Larson	Douglas A. Robinson	Richard H. Sauer	Robynne D. Sisco
Douglas A. Robinson	Richard H. Sauer	Robynne D. Sisco
Zane Rowe

Peer Group Issuers, Footnote
(8)
The Peer Group TSR set forth in this table utilizes the S&P 1500 Application Software Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2024. The comparison assumes $100 was invested for the period starting January 31, 2020, through the end of the listed year in Workday Class A common stock and in the S&P 1500 Application Software Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(5)
Compensation Actually Paid to Mr. Bhusri for fiscal 2024 reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

FY24
Total Reported in Summary Compensation Table (SCT)($)	31,181,565
Less, value of Stock Awards reported in SCT	28,122,189
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	44,758,998
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	5,968,473
Plus, FMV of Awards Granted this Year and that Vested this Year	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	1,691,283
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—
Total Adjustments	52,418,754
Compensation Actually Paid	55,478,130

(6)
Compensation Actually Paid to Mr. Eschenbach for fiscal 2024 reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

FY24
Total Reported in Summary Compensation Table (SCT)($)	2,521,664
Less, value of Stock Awards reported in SCT(i)	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding(i)	—
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding(ii)	69,264,018
Plus, FMV of Awards Granted this Year and that Vested this Year	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year(iii)	11,746,974
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—
Total Adjustments	81,010,992
Compensation Actually Paid	83,532,656

(i)
Mr. Eschenbach was not eligible for equity awards in fiscal 2024.

(ii)
Reflects Mr. Eschenbach’s unvested time-based RSUs, unearned portions of the PVU award that remain eligible for achievement and earned portion of the PSU award that remain subject to on-going time based vesting. The change in fair value for the unearned portion of the PVU award is computed in accordance with ASC Topic 718 using the Monte Carlo simulation model, including updated input variables for such model, as of January 31, 2024. The amount does not reflect the actual economic value that may ultimately be realized by Mr. Eschenbach.

(iii)
	Reflects Mr. Eschenbach’s time-based RSUs that vested during fiscal 2024 and earned portions of the PVU award that also became time-vested during fiscal 2024.
Non-PEO NEO Average Total Compensation Amount	$ 17,598,668	$ 10,404,679	$ 9,768,972	$ 10,037,001
Non-PEO NEO Average Compensation Actually Paid Amount	$ 26,543,948	3,826,484	11,928,801	17,263,222
Adjustment to Non-PEO NEO Compensation Footnote
(7)
The average Compensation Actually Paid to the Non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

FY24
Total Reported in Summary Compensation Table (SCT)($)	17,598,668
Less, value of Stock Awards reported in SCT	16,752,967
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	19,750,497
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	3,600,227
Plus, FMV of Awards Granted this Year and that Vested this Year	983,488
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	1,364,035
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—
Total Adjustments	25,698,247
Compensation Actually Paid	26,543,948

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Adjusted Subscription Revenue
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Total Shareholder Return
Tabular List, Table
Tabular List of Most Important Financial and Non-Financial Performance Measures
The following table is an unranked list of the financial and non-financial performance measures that we consider to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for fiscal 2024 to company performance, as further described in “Executive Compensation — Compensation Discussion and Analysis”. Time-vesting equity compensation makes up a material portion of the total compensation for our executives, thus, the price of our Class A common stock directly ties to Compensation Actually Paid.
Adjusted Subscription Revenue Annual Customer Satisfaction Score Workday Class A Common Stock Price

Total Shareholder Return Amount	$ 158	98	137	123
Peer Group Total Shareholder Return Amount	179	119	146	132
Net Income (Loss)	$ 1,381,000,000	$ (367,000,000)	$ 29,000,000	$ (282,000,000)
Company Selected Measure Amount	6,610	5,580	4,550	3,790
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Subscription Revenue
Non-GAAP Measure Description
(10)
We determined adjusted subscription revenue to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2024. Subscription revenue primarily consist of fees that give our customers access to our cloud applications, which include related customer support. Subscription revenue are recognized over time as services are delivered and consumed concurrently over the contractual term, beginning on the date our service is made available to the customer. adjusted subscription revenue is subscription revenue adjusted for the impact of foreign currency rate fluctuations and certain acquisitions. See Appendix B for a reconciliation of GAAP subscription revenue to adjusted subscription revenue.

Measure:: 2
Pay vs Performance Disclosure
Name	Annual Customer Satisfaction Score
Measure:: 3
Pay vs Performance Disclosure
Name	Workday Class A Common Stock Price
Aneel Bhusri [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 31,181,565	$ 17,297,412	$ 18,431,406	$ 2,693,925
PEO Actually Paid Compensation Amount	$ 55,478,130	9,397,020	19,634,025	5,713,506
PEO Name	Aneel Bhusri
Carl Eschenbach [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,521,664	102,685,309
PEO Actually Paid Compensation Amount	$ 83,532,656	$ 109,947,072
PEO Name	Carl Eschenbach
PEO | Aneel Bhusri [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (28,122,189)
PEO | Aneel Bhusri [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,418,754
PEO | Aneel Bhusri [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,758,998
PEO | Aneel Bhusri [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,968,473
PEO | Aneel Bhusri [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aneel Bhusri [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,691,283
PEO | Aneel Bhusri [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Carl Eschenbach [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Carl Eschenbach [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,010,992
PEO | Carl Eschenbach [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Carl Eschenbach [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,264,018
PEO | Carl Eschenbach [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Carl Eschenbach [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,746,974
PEO | Carl Eschenbach [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,752,967)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,698,247
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,750,497
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,600,227
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	983,488
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,364,035
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount